SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Useful Lives for Property, Plant and Equipment
Property and equipment are recorded at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful lives of the assets. Useful lives for property and equipment are as follows:

Asset Type	Range
Furniture and computer equipment	2 - 5 years
Computer equipment	3 years

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful lives of the assets. Useful lives for property and equipment are as follows:

Asset Type	Range
Furniture and office equipment	2 - 5 years
Computer equipment	3 years